Redeemable Preferred Stock (Detail) (USD $)	0 Months Ended		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 23, 2013	Oct. 11, 2012	Oct. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Reverse stock split ratio	0.1							0.1
Proceeds from issuance of Series J preferred stock and warrants		$ 27,800,000	$ 30,000,000
Net proceeds from issuance of Series J preferred stock and warrants			27,800,000
In-kind dividends						3,418,000	2,967,000
Accretion expense				156,000	132,000	449,000	387,000	525,000	111,000
Common Stock
Class of Stock [Line Items]
Preferred stock converted into shares of common stock			1,014,982
Series J Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued		1,199,643	1,199,643
Preferred stock dividend percentage		13.00%	13.00%					13.00%
Proceeds from issuance of Series J preferred stock		26,400,000	26,400,000
Percent of beneficial owner of securities voting power			50.00%					50.00%
Percent change in voting power			20.00%					20.00%
Accreted redemption period			5 years					5 years
In-kind dividends						8,700,000		5,200,000
Liquidation preference per share			$ 25
Dividend percent of liquidation preference until October 2017			3.25%					3.50%
Dividend percent of liquidation preference after October 2017			3.50%					3.50%
Redemption value				38,700,000		38,700,000		35,200,000
Paid-in-kind dividends payable				7,500,000		7,500,000		4,100,000
Dividends payable				1,200,000		1,200,000		1,100,000
Accretion expense				$ 200,000	$ 100,000	$ 400,000	$ 400,000